Document and Entity Information	Sep. 27, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 27, 2023
Entity Registrant Name	TORTOISEECOFIN ACQUISITION CORP. III
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40633
Entity Tax Identification Number	98-1583266
Entity Address, Address Line One	195 US HWY 50
Entity Address, Address Line Two	Suite 208
Entity Address, City or Town	Zephyr Cove
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89448
City Area Code	913
Local Phone Number	981-1020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001847112
Amendment Flag	false
Units Each Consisting Of One Class [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Ordinary Share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	TRTL.U
Security Exchange Name	NYSE
Class Ordinary Shares Included As Part Of Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	TRTL
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of Units Each Whole Warrant Exercisable For One Class Ordinary Share At Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	TRTL WS
Security Exchange Name	NYSE